Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 0.5	$ 0.4	$ 0.4